Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2022
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Summary of Compensation of Key Management Personnel
The following table presents the compensation of our key management personnel:

(Canadian $ in millions)	2022	2021
Base salary and incentive s	25	22
Post-employment benefit s	3	3
Share-based payments (1)	45	32
Total key management personnel compensation	73	57

(1)	Amounts included in share-based payments are the fair values of awards granted in the year.

Summary of Carrying amount in Joint Venture and Associated Companies
The following table presents the carrying amount of our interests in joint ventures and associates accounted for under the equity method, as well as our share of the income of those entities:

(Canadian $ in millions)	Joint ventures		Associates
	2022	2021	2022	2021
Carrying amount	585	474	708	661
Share of net income	126	107	148	141

Summary of Transaction With Joint Ventures and Associates
The following table presents transactions with our joint ventures and associates:

(Canadian $ in millions)	2022	2021

Loans (1)	1,190	791
Deposits	202	117
Fees paid for services received	61	59
Guarantees and commitments	93	73
(1)	Includes customers’ liability under acceptances.